Principal Accounting Policies - Summary of Balance Sheet Amounts and Balances of the Consolidated VIEs (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 6,770,895	$ 953,661	¥ 5,137,312	¥ 4,284,291
Restricted cash—current	115,513	16,270	83,759	65,822
Accounts receivable, net of allowance	23,418	3,298	13,015
Prepayments and other current assets	2,049,780	288,705	2,034,427
Restricted cash—non-current	10,000	1,408	0	¥ 13,500
Property and equipment, net	194,576	27,405	108,824
Long-term investments	11,075,739	1,559,985	1,774,270
Intangible assets, net	449,904	63,368	502,421
Goodwill	3,124,828	440,123	3,124,828
Deferred tax assets	149,081		41,490
Operating lease right-of-use assets and land use rights	134,867	18,996	132,000
Other non-current assets	211,670	29,813	8,427
TOTAL ASSETS	39,347,647	5,542,000	36,696,311
LIABILITIES
Accounts payable	25,220	3,552	27,953
Prepaid for freight listing fees and other service fees	548,917	77,313	462,080
Income tax payable	154,916	21,819	52,233
Other tax payable	784,617	110,511	721,597
Operating lease liabilities — current	37,758	5,318	44,590
Accrued expenses and other current liabilities	1,723,245	242,714	1,301,160
Deferred tax liabilities	108,591	15,295	121,611
Operating lease liabilities — non-current	46,709	6,579	35,931
Other non-current liabilities	22,950	3,232	0
TOTAL LIABILITIES	3,452,923	$ 486,333	2,889,307
Variable Interest Entity, Primary Beneficiary [Member]
ASSETS
Cash and cash equivalents	2,617,594		2,474,166
Restricted cash—current	13,801		12,095
Accounts receivable, net of allowance	12,088		8,577
Prepayments and other current assets	1,501,233		1,604,354
Restricted cash—non-current	10,000		0
Property and equipment, net	14,422		18,449
Long-term investments	228,400		0
Intangible assets, net	95,517		106,928
Goodwill	283,256		283,256
Deferred tax assets	786		6,570
Operating lease right-of-use assets and land use rights	82,120		74,820
Other non-current assets	3,482		5,960
TOTAL ASSETS	4,862,699		4,595,175
LIABILITIES
Accounts payable	7,179		6,374
Prepaid for freight listing fees and other service fees	506,423		436,806
Income tax payable	3,032		8,082
Other tax payable	731,284		682,030
Operating lease liabilities — current	34,867		39,649
Accrued expenses and other current liabilities	1,113,559		883,965
Deferred tax liabilities	20,333		23,358
Operating lease liabilities — non-current	46,395		34,036
Other non-current liabilities	22,950		0
TOTAL LIABILITIES	¥ 2,486,022		¥ 2,114,300